Investment Securities, Realized Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 492	$ 600	$ 1,305
Gross realized losses	(24)	(73)	(70)
OTTI write-downs	(183)	(256)	(541)
Net realized gains from investment securities	285	271	694
Net realized gains from nonmarketable equity investments	1,158	1,086	842
Net realized gains from debt securities and equity investments	$ 1,443	$ 1,357	$ 1,536